CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Assets current
Cash and cash equivalents (Note 4)	$ 38,738,298	$ 46,701,216
Receivables	111,177	203,346
Prepaid expenses	893,718	751,140
Total current assets	39,743,193	47,655,702
Equipment (Note 6)	236,938	288,943
Mineral property interests (Note 7)	45,977,071	48,806,565
Reclamation deposits	474,907	491,808
Other assets	167,302	152,087
Total assets	86,599,411	97,395,105
Liabilities current
Accounts payable and accrued liabilities	1,537,056	1,261,206
Loans payable to Oyu Tolgoi LLC (Note 8)	6,287,579	5,978,133
Deferred revenue (Note 9)	35,717,343	37,638,211
Deferred income tax liabilities	5,548,357	7,340,516
Total liabilities	49,090,335	52,218,066
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,984,385 (December 31, 2013 - 146,734,385) issued and outstanding	177,138,693	177,065,075
Additional paid-in capital	20,095,161	20,095,161
Accumulated other comprehensive income (loss) (Note 13)	(1,670,592)	465,615
Accumulated deficit	(158,054,186)	(152,448,812)
Total stockholders' equity	37,509,076	45,177,039
Total liabilities and stockholders' equity	$ 86,599,411	$ 97,395,105